Intangible Assets (Details) - Schedule of estimated future amortization of intangible assets $ in Thousands	Dec. 31, 2022 USD ($)
Schedule of Estimated Future Amortization of Intangible Assets [Abstract]
2023	$ 478
2024	332
2025	38
2026
Total future amortization of amortizable intangible assets	$ 848